Warrants Issuance: Summary of warrants outstanding (Tables)	12 Months Ended
Sep. 30, 2013
Tables/Schedules
Summary of warrants outstanding

The following table represents a summary of warrants outstanding as of September 30, 2013:

Number of Warrants	Exercise Price	Expiration Date
169,750	$1.00	March 5, 2014
400,000	$1.00	September 30, 2016